Note 11 - Borrowings	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Debt Disclosure [Text Block]
Note
11
- Borrowings

As of
December 31, 2019,
Quaint Oak Bank has a maximum borrowing capacity with the Federal Home Loan Bank of approximately
$145.7
million. Quaint Oak Bank’s Federal Home Loan Bank advances outstanding were
$36.3
million and
$24.0
million at
December 31, 2019
and
2018,
respectively. As of
December 31, 2019,
Quaint Oak Bank has
$892,000
in borrowing capacity with the Federal Reserve Bank of Philadelphia. There were no
borrowings under this facility at
December 31, 2019
and
2018.

Federal Home Loan Bank short-term borrowings and the weighted interest rate consist of the following at
December 31, 2019
and
2018
(dollars in thousands):

	At or For the Year Ended December 31,
	201 9	201 8
FHLB short-term borrowings:
Average balance outstanding	$5,585	$9,745
Maximum amount outstanding at any month-end during the period	11,000	10,000
Balance outstanding at end of period	10,000	9,000
Average interest rate during the period	2.52%	2.02%
Weighted average interest rate at end of period	1.81%	2.62%

Federal Home Loan Bank long-term borrowings and the weighted interest rate consist of the following at
December 31, 2019
and
2018
(in thousands):

	December 31, 201 9		December 31, 201 8
Fixed rate borrowings maturing:	Amount	Weighted Interest Rate	Amount	Weighted Interest Rate
2019	$--	--%	$3,000	1.86%
2020	2,000	2.00	2,000	2.00
2021	5,000	2.20	3,000	2.05
2022	7,171	2.10	3,000	2.18
2023	7,000	2.16	3,000	2.33
2024	5,100	2.28	1,000	--
Total FHLB long-term debt	$26,271	2.16%	$15,000	2.12%